American Beacon Flexible Bond Fund

Supplement dated August 13, 2015
to the
Prospectus dated December 29, 2014
The information below supplements the Prospectus dated December 29, 2014 and is in addition to any other supplement(s):
On August 6, 2015, the American Beacon Funds' Board of Trustees approved the termination of GAM International Management Ltd. ("GAM") and the appointment of Payden & Rygel ("P&R") as a sub-advisor to the American Beacon Flexible Bond Fund. P&R is expected to begin managing the assets of the Fund currently allocated to GAM on or about August 31, 2015 ("Effective Date").  The changes set forth below are effective as of the Effective Date.

In the "Fund Summary - Principal Investment Strategies" section, the penultimate sentence in the first paragraph is deleted and replaced with the following:

The Fund invests in fixed income instruments without restrictions on their credit quality, although under normal market conditions, the Fund's investments in non-investment grade securities, known also as high yield or ''junk'' bonds, is limited to 40% of the Fund's total assets. The bond portfolio will maintain an average credit quality of investment grade under normal market conditions.

In the "Fund Summary - Management" section, under "Sub-Advisors", Payden & Rygel, is inserted after Pacific Investment Management Company, LLC ("PIMCO") and the information related to GAM is deleted.

In the "Fund Summaries - Management" section, under "Portfolio Managers", the following is inserted after PIMCO and the information related to GAM's portfolio managers is deleted.

Payden & Rygel

Brian W. Matthews
Managing Principal and Portfolio Manager Since 2015

Scott J. Weiner
Managing Principal and Portfolio Manager Since 2015

Brad Boyd
Senior Vice President and Portfolio Manager
Since 2015

In the "Additional Information About the Fund- Additional Information About the Management of the Fund" section, the three bullet points at the end of the section are deleted and replaced with the following:
• Brandywine Global Investment Management, LLC
• Pacific Investment Management Company LLC
• Payden & Rygel
In the "Fund Management - The Sub-Advisors" section, the following paragraphs are inserted after the description of Pacific Investment Management Company, LLC and the description of GAM is deleted:

PAYDEN & RYGEL ("P&R"), 333 South Grand Avenue, 32nd Floor, Los Angeles, CA 90071, is an investment management company with assets under management of $92.6 billion as of June 30, 2015.  P&R was established in 1983 and is 100% owned by 23 active senior employees.

Brian W. Matthews, CFA, is a Managing Principal who joined in 1986 and has 33 years experience in the investment management business.  He serves as a senior portfolio manager and is a member of the firm's Investment Policy Committee.

Scott J. Weiner, PhD is a Managing Principal and a member of the firm's Investment Policy Committee.  Mr. Weiner joined P&R in 1993 and has 31 years experience in the investment management business.

Brad Boyd, CFA joined P&R in 2002 and has 15 years experience in the investment management business.  Mr. Boyd is a Senior Vice President and a senior strategist on the global unconstrained fixed income team with a focus on absolute return solutions.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Flexible Bond Fund

Supplement dated August 13, 2015
to the
Statement of Additional Information dated December 29, 2014
The information below supplements the Statement of Additional Information dated December 29, 2014 and is in addition to any other supplement(s):
On August 6, 2015, the American Beacon Funds' Board of Trustees approved the termination of GAM International Management Ltd. ("GAM") and the appointment of Payden & Rygel ("P&R") as a sub-advisor to the American Beacon Flexible Bond Fund. P&R is expected to begin managing certain assets of the Fund on or about August 31, 2015 ("Effective Date").  The changes set forth below are effective as of the Effective Date.

In the "Investment Sub-Advisory Agreements" section, the following is added to the table in alphabetical order and the information regarding GAM is deleted:

Sub-Advisor	Controlling Person/Entity	Basis of Control	Nature of Controlling Person/Entity's Business
Payden & Rygel	Joan Payden	Majority Shareholder	President and CEO of Payden & Rygel

In the "Portfolio Managers" section, the following is added to the table in alphabetical order and the information regarding GAM's portfolio managers is deleted:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Payden & Rygel*
Brian Matthews	2 ($223 mil)	2 ($892 mil)	12 ($1.3 bil)	None	None	None
Scott Weiner	2 ($223 mil)	2 ($892 mil)	12 ($1.3 bil)	None	None	None
Brad Boyd	2 ($223 mil)	2 ($892 mil)	12 ($1.3 bil)	None	None	None
*The information provided is as of June 30, 2015.  Payden & Rygel is expected to begin managing certain assets of the Flexible Bond Fund on or about August 31, 2015.

In the "Portfolio Managers - Conflicts of Interest" section, the following is added in alphabetical order and the information regarding GAM is deleted:

Payden & Rygel ("P&R") The Adviser's Compliance Group at all times maintains a current list of its affiliated persons, updating it as necessary.

•
Any relationship between the Adviser and a client, other than the investment advisory relationship, and any relationship between an affiliated person of the Adviser and a client, must be reviewed and approved by the Chief Compliance Officer before the relationship commences to ensure that no conflict of interest exists.

•	As a matter of policy, the Adviser does not:
-	Engage in any transactions as principal with any client.
-	Maintain any soft dollar brokerage arrangements with any broker dealer.
-	The Compliance Group regularly reviews the Adviser's client relationships and the relationships, if any, of its affiliated persons with clients to determine if any conflicts of interest exist.

P&R has adopted policies and procedures that address conflicts of interest that may arise between a portfolio manager's management of the Fund and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of Fund trades, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. P&R has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that P&R will anticipate all potential conflicts of interest.  This information is provided as of June 30, 2015.

In the "Portfolio Managers - Compensation" section, the following is added in alphabetical order and the information regarding GAM is deleted:

P&R   Portfolio managers and other investment personnel are paid competitive salaries by P&R. In addition, they may receive bonuses based on the overall profit of the firm and their contribution to the investment team(s) on which they participate. The relative mix of compensation represented by salary and bonus will vary depending on the individual's contribution to the investment team(s), contributions to the firm overall and other factors.  This information is provided as of June 30, 2015.

In the "Portfolio Managers - Ownership of the Funds" section, the following is added in alphabetical order and the information regarding GAM is deleted:
Name of Investment Advisor and Portfolio Managers*	Flexible Bond Fund

Brian Matthews	None
Scott Weiner	None
Brad Boyd	None
*The information provided is as of June 30, 2015.  P&R is expected to begin managing certain assets of the Flexible Bond Fund on or about August 31, 2015.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE